Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Carrying Amount

Reconciliation of carrying amount

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Successor
Cost:
As at June 16, 2023	1,495	57	1,552
Additions	11	—	11
Disposals	(10)	—	(10)
Effect of movements in exchange rates	(52)	—	(52)
As at March 31, 2024	1,444	57	1,501
Disposals	(24)	—	(24)
As at March 31, 2025	1,420	57	1,477

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Predecessor
Cost:
As at April 1, 2023 and June 15, 2023	1,386	45	1,431

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Successor
Accumulated amortization and impairment losses:
As at June 16, 2023	(1,300)	(36)	(1,336)
Additions	(90)	(7)	(97)
Disposals	10	—	10
Effect of movements in exchange rates	49	(1)	48
As at March 31, 2024	(1,331)	(44)	(1,375)
Additions	(77)	(7)	(84)
Disposals	24	—	24
As at March 31, 2025	(1,384)	(51)	(1,435)

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Predecessor
Accumulated amortization and impairment losses:
As at April 1, 2023	(1,297)	(35)	(1,332)
Additions	(4)	(2)	(6)
Effect of movements in exchange rates	1	1	2
As at June 15, 2023	(1,300)	(36)	(1,336)

Carrying amounts:
At March 31, 2024 (Successor)	113	13	126
At March 31, 2025 (Successor)	36	6	42